Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Summary of Financial Assets and Liabilities

Financial assets and liabilities in the consolidated statement of financial position are as follows:

June 30, 2026 (millions of U.S. dollars)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	285	292	-	-	577
Trade and other receivables	1,127	-	-	-	1,127
Other financial assets - current	31	85	-	-	116
Other financial assets - non-current	8	277	184	-	469
Current indebtedness	(1,618)	-	-	-	(1,618)
Trade payables (see note 12)	(170)	-	-	-	(170)
Accruals (see note 12)	(723)	-	-	-	(723)
Other financial liabilities - current(1)(2)	(308)	(10)	-	-	(318)
Long-term indebtedness	(1,323)	-	-	-	(1,323)
Other financial liabilities - non-current(3)	(183)	-	-	(23)	(206)
Total	(2,874)	644	184	(23)	(2,069)

December 31, 2025 (millions of U.S. dollars)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	276	235	-	-	511
Trade and other receivables	1,143	-	-	-	1,143
Other financial assets - current	10	84	-	-	94
Other financial assets - non-current	10	288	168	-	466
Current indebtedness	(795)	-	-	-	(795)
Trade payables (see note 12)	(147)	-	-	-	(147)
Accruals (see note 12)	(826)	-	-	-	(826)
Other financial liabilities - current(1)	(68)	(40)	-	-	(108)
Long-term indebtedness	(1,328)	-	-	-	(1,328)
Other financial liabilities - non-current(3)	(194)	-	-	(16)	(210)
Total	(1,919)	567	168	(16)	(1,200)

(1)
Includes lease liabilities of $60 million (2025 - $59 million).
(2)
Includes a commitment to repurchase up to $238 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company's shares during its internal trading blackout period. See note 14.
(3)
Includes lease liabilities of $181 million (2025 - $190 million).

Summary of Debt and Related Derivative Instruments

The following is a summary of the Company's debt and related derivative instruments that hedge debt:

	Carrying Amount		Fair Value
June 30, 2026 (millions of U.S. dollars)	Primary Debt Instruments	Derivative Instruments	Primary Debt Instruments	Derivative Instruments
Commercial paper	1,618	-	1,620	-
$500 5.85% Notes due 2040	489	3	496	3
$119 4.50% Notes due 2043	113	3	98	3
$350 5.65% Notes due 2043	326	17	344	17
$400 5.50% Debentures due 2035	395	-	405	-
Total	2,941	23	2,963	23
Current portion	1,618	-
Long-term portion	1,323	23

	Carrying Amount		Fair Value
December 31, 2025 (millions of U.S. dollars)	Primary Debt Instruments	Derivative Instruments	Primary Debt Instruments	Derivative Instruments
Commercial paper	295	-	295	-
$500 3.35% Notes due 2026	500	-	498	-
$500 5.85% Notes due 2040	490	-	520	-
$119 4.50% Notes due 2043	114	3	99	3
$350 5.65% Notes due 2043	329	13	353	13
$400 5.50% Debentures due 2035	395	-	417	-
Total	2,123	16	2,182	16
Current portion	795	-
Long-term portion	1,328	16

Debt repayment

In May 2026, the Company repaid its $500 million 3.35% notes upon maturity with cash on hand and commercial paper borrowings.

Fair Value Hierarchy

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2026 (millions of U.S. dollars)	Level 1	Level 2	Level 3	Total Balance
Assets
Money market accounts and other securities	-	292	-	292
Other receivables(1)	-	-	362	362
Financial assets at fair value through earnings	-	292	362	654
Financial assets at fair value through other comprehensive income(2)	-	-	184	184
Total assets	-	292	546	838
Liabilities
Derivatives used for hedging(3)	-	(23)	-	(23)
Contingent consideration(4)	-	-	(10)	(10)
Financial liabilities at fair value through earnings	-	(23)	(10)	(33)
Total liabilities	-	(23)	(10)	(33)

December 31, 2025 (millions of U.S. dollars)	Level 1	Level 2	Level 3	Total Balance
Assets
Money market accounts and other securities	-	235	-	235
Other receivables(1)	-	-	372	372
Financial assets at fair value through earnings	-	235	372	607
Financial assets at fair value through other comprehensive income(2)	-	-	168	168
Total assets	-	235	540	775
Liabilities
Derivatives used for hedging(3)	-	(16)	-	(16)
Contingent consideration(4)	-	-	(40)	(40)
Financial liabilities at fair value through earnings	-	(16)	(40)	(56)
Total liabilities	-	(16)	(40)	(56)

(1)
Receivables under an indemnification and other arrangements.
(2)
Investments in entities over which the Company does not have control, joint control or significant influence.
(3)
Comprised of fixed-to-floating interest rate swaps on indebtedness maturing in 2040 and 2043.
(4)
Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase, and in 2025, to purchase shares from minority owners of a subsidiary.